Debt and Senior Secured Convertible Notes - Schedule of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt	$ 4,000	$ 441	$ 446
Less current portion	(4,000)	(141)	(100)
Long-term debt		300	346
Senior secured convertible notes, due June 30, 2014		12,107
VEDA Barre, Vermont Facility Mortgage [Member]
Debt Instrument [Line Items]
Total debt		346	390
ICC Insurance Premium Loan [Member]
Debt Instrument [Line Items]
Total debt		95	50
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Total debt			6
Working Capital Revolving Line of Credit [Member]
Debt Instrument [Line Items]
Total debt	$ 4,000